Basis of Consolidation	12 Months Ended
Dec. 31, 2025
Basis of Consolidation
Basis of Consolidation
3.	Basis of Consolidation

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statements of profit or loss and other comprehensive income from the date the Company gains control until the date it ceases to control the subsidiary.

Control is achieved when the Company:

●	has power over the investee;
●	is exposed, or has rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.